UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2017
(unaudited)

Amount	General Obligation Bonds (48.3%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (6.4%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,655,757

	Canby, Oregon
1,060,000	5.000%, 06/01/27	A1/NR/NR	1,158,103
1,405,000	4.000%, 12/01/24 AGMC Insured	A1/NR/NR	1,500,976

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa1/NR/NR	1,246,491

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,790,794

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,607,640

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,204,382
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,387,806

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,459,809

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,713,370

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,884,196
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,946,219
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	2,007,578

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,643,805
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,202,910

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	826,316

	Springfield, Oregon
1,765,000	4.000%, 06/01/24	Aa3/NR/NR	1,997,962
1,830,000	4.000%, 06/01/25	Aa3/NR/NR	2,093,117

	Washington County, Oregon
5,055,000	4.000%, 06/01/29 Series B	Aaa/NR/NR	5,762,649

	Total City & County		41,089,880

	Community College (4.1%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,096,478

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,987,141
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,356,618
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,332,970

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,368,000

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,687,841

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,099,070

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,095,778
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,972,075

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,824,502

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,271,943
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,204,550

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,016,048

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,545,706

	Total Community College		25,858,720

	Higher Education (0.9%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,188,100
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,124,113

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,283,689
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,271,779

	Total Higher Education		5,867,681

	Hospital (0.8%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,464,390
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,261,644
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,183,570
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,415,304

	Total Hospital		5,324,908

	School District (24.1%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,915,525
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,414,764
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,781,010
3,725,000	5.000%, 06/15/31	Aa1/AA+/NR	4,553,589
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,669,328

	Clackamas County, Oregon School District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	1,158,780

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,053,530
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,264,301

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,239,550
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,649,445
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,342,025

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,241,580

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,379,320

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,826,157
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,149,439

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,211
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	916,176

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,229,090

	Hood River County, Oregon School District
2,825,000	4.000%, 06/15/29	NR/AA+/NR	3,191,883
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,527,720
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,661,096

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,627,612

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,458,163

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,212,004
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,120,807
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,948,790
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,401,611

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,199,790
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,094,926

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	762,634

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,048,494

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,556,851

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,587,239
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,720,159

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,469,122

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,799,843

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,590,700

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,888,931
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,815,795
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,197,994

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,250,558

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,702,995

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,497,086
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,101,525

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,771,308

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,685,453

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,201,310

	Wasco County, Oregon School District #12 (The Dalles)
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	1,954,340

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,984,273
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,490,147
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,783,134
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,554,010
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,520,230
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,158,890
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,872,540
1,015,000	4.000%, 06/01/29 Series 2016	Aa2/NR/NR	1,136,364

	Washington Clackamas & Yamhill Counties, Oregon School District #88J
2,000,000	5.000%, 06/15/25	Aa1/AA+/NR	2,421,060
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,441,703

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,668,499
2,105,000	5.000%, 06/15/30	Aa1/NR/NR	2,587,234

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,502,757
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,132,330
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,122,520

	Total School Districts		153,286,250

	Special District (4.0%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,553,767

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,157,649
2,705,000	4.000%, 06/01/31	NR/AA/NR	3,040,934

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,344,920

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	4,067,320
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,642,879
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,341,489

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,313,929
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,241,604

	Total Special District		25,704,491

	State (6.4%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	886,020
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,326,130
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,247,681
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,574,973
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,266,079

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,410,827

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	609,690
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,221,750
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,216,230

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,218,200

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,622,827
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,213,670
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,420,560
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,467,699
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,534,928
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,216,220
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,771,546

	State of Oregon Department of Administrative Services COP
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	1,919,598
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,263,868

	State of Oregon Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,606,943

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,209,960
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,553,200

	Total State		40,778,599

	Transportation (1.2%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	6,203,000

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,261,505

	Total Transportation		7,464,505

	Water & Sewer (0.4%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,128,349

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,358,633

	Total Water & Sewer		2,486,982

	Total General Obligation Bonds		307,862,016

	Revenue Bonds (29.8%)

	City & County (2.3%)

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	602,663

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	3,130,665
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,721,995

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aaa/NR/NR	1,030,440

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,813,600
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,075,147

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,057,430

	Total City & County		14,431,940

	Electric (1.6%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,493,585
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,872,592

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,769,970

	Total Electric		10,136,147

	Higher Education (1.6%)

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,109,400
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,295,710

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,328,043
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,145,640
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,296,689

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	610,265
300,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	334,866

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,038,510

	Total Higher Education		10,159,123

	Hospital (5.2%)

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	9,798,930

	Oregon Health Sciences University
9,025,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	8,001,294
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,262,200
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,523,075
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,191,100

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
3,000,000	4.500%, 03/15/18	A1/AA-/NR	3,017,520
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,060,600
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,061,230

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,591,740
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,131,720
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,650,492

	Total Hospital		33,289,901

	Housing (0.6%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,391,901

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,546,028

	State of Oregon Housing and Community Services
985,000	1.800%, 01/01/23	Aa2/NR/NR	973,131

	Total Housing		3,911,060

	Lottery (4.6%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,127,564
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,938,996
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,693,290
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,184,930
2,000,000	5.000%, 04/01/24 Series C	Aa2/AAA/NR	2,377,640
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,635,610
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,947,200
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	6,059,350
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,820,400
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,200,610

	Total Lottery		28,985,590

	Sales Tax (0.2%)

	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	906,233

	Transportation (6.1%)

	Oregon State Department Transportation Highway Usertax, Senior Lien
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,145,606
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,786,204
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,245,130
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,560,880

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	3,041,969
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,192,480
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,837,336

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,355,750

	Tri-County Metropolitan Transportation District, Oregon Senior Lien Payroll Tax
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,226,420
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,330,351
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	2,021,217
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,848,228
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,434,693

	Total Transportation		39,026,264

	Water and Sewer (7.6%)

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AA+/NR	2,790,099

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,900,078

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	140,345
450,000	5.000%, 08/01/29	Aa2/AA/AA+	546,822

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,092,120

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	784,073

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,832,718
3,500,000	5.000%, 06/01/28 Series A	Aa2/AA/NR	4,182,570

	Portland, Oregon Sewer System (Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,209,190
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,379,520
2,000,000	5.000%, 06/01/26 Series B	Aa3/AA-/NR	2,414,400
2,000,000	5.000%, 06/01/27 Series B	Aa3/AA-/NR	2,402,180

	Portland, Oregon Water System Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,332,095

	Portland, Oregon Water System Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,326,480

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,332,057

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,246,690

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,049,650

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,903,580

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,091,234
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,604,310
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	3,013,334
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,887,191

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,193,517

	Total Water and Sewer		48,654,253

	Total Revenue Bonds		189,500,511

	Pre-Refunded Bonds (21.4%)††

	Pre-Refunded General Obligation Bonds (10.4%)

	City & County (0.3%)

	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,833,930

	Community College (1.9%)

	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,028,453
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,254,809
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,564,702

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,293,258

	Total Community College		12,141,222

	Higher Education (0.8%)

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,550,582

	State of Oregon Board of Higher Education
1,000,000	5.000%, 08/01/34	Aa1/AA+/NR	1,020,460
1,000,000	5.000%, 08/01/38	Aa1/AA+/NR	1,020,460
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/NR	512,380

	Total Higher Education		5,103,882

	School District (5.7%)

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,049,270
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	1,956,889
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,888,686
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,098,540
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	3,952,746

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,164,690
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	2,990,420
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,084,260
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,061,816
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,147,810
500,000	5.000%, 06/15/34	Aa1/AA+/NR	524,635

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,703,028

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,102,550

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,014,360
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,016,040

	Washington County, Oregon School District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA/NR	1,341,389
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA/NR	1,049,690

	Total School District		36,146,819

	Special District (0.2%)

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,037,530

	State (1.5%)

	State of Oregon Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,304,911
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	516,580

	State of Oregon Department of Administrative Services
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,235,250

	State of Oregon Department of Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR	1,542,373
960,000	5.000%, 11/01/28 Series C	NR/NR/NR	1,017,648

	Total State		9,616,762

	Total Pre-Refunded General Obligation Bonds		65,880,145

	Pre-Refunded Revenue Bonds (11.0%)

	City & County (0.4%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa1/NR/NR	2,646,700

	Electric (1.3%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	5,750,292

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,225,920

	Total Electric		7,976,212

	Higher Education (1.5%)

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,621,545

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/A-/NR	3,026,250

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/NR/NR	5,186,150

	Total Higher Education		9,833,945

	Hospital (2.2%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	3,720,115
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,250,000

	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/NR	4,777,425

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,051,560

	Total Hospital		13,799,100

	Lottery (1.5%)

	Oregon State Department of Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	6,975,722
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,607,100

	Total Lottery		9,582,822

	Transportation (2.2%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	1,953,457
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,084,760
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,174,340

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,883,257
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,889,457
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,352,980

	Total Transportation		14,338,251

	Water and Sewer (1.9%)

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,577,625

	Portland Oregon Sewer System Refunding (Second Lien)
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,081,350

	Washington County, Oregon Clean Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,233,640

	Total Water and Sewer		11,892,615

	Total Pre-Refunded Revenue Bonds		70,069,645

	Total Pre-Refunded Bonds		135,949,790

	Total Investments (cost $615,471,180-note b)	99.5%	633,312,317
	Other assets less liabilities	0.5	3,381,973
	Net Assets	100.0%	$636,694,290

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	19.0%
Pre-refunded bonds††	21.5
Aa of Moody's or AA of S&P or Fitch	53.5
A of Moody's or S&P	4.6
Baa of Moody's or BBB of S&P	1.4
100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $615,471,180 amounted to $17,841,137, which consisted of aggregate gross unrealized appreciation of $19,214,666 and aggregate gross unrealized depreciation of $1,373,529.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2017:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	633,312,317
Level 3 – Significant Unobservable Inputs	—
Total	$633,312,317
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 27, 2018

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 27, 2018